INCOME TAXES - Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	$ 0	$ 329
Additions for prior year tax positions	0	0
Reductions for lapse in statute	0	(329)
Unrecognized tax benefits, ending balance	$ 0	$ 0